COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments		$ 75
Operating Lease Expiration Description		May 2023	November 2028
Operating Lease, Expense			$ 4,100	$ 2,700
Operating Sublease Monthly Payments Receivable		$ 87
Operating Sublease Expiration Description		May 2023
Lessee Operating Sublease Income Receivable Year One and Year Two		$ 1,000
Lessee Operating Sublease Income Receivable Year Three		435
Nogin Inc [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments		$ 75
Operating Lease Expiration Description		May 2023			November 2028
Operating Lease, Expense					$ 4,000	$ 2,800	$ 2,000
Operating Sublease Monthly Payments Receivable	$ 87
Operating Sublease Expiration Description	May 2023
Lessee Operating Sublease Income Receivable Year One and Year Two	$ 1,000
Lessee Operating Sublease Income Receivable Year Three	$ 435
Maximum [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments			124
Maximum [Member] | Nogin Inc [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments					82
Minimum [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments			$ 36
Minimum [Member] | Nogin Inc [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments					$ 35